Trade, other receivables and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
Prepayments	$ 17	$ 9	$ 9
Recoverable tax, rebates, levies and duties	50	25	4
Non-current	67	34	13
Current
Trade and loan receivables	27	35	34
Prepayments	62	85	37
Recoverable tax, rebates, levies and duties	127	124	117
Other receivables	6	11	8
Trade and other current receivables	222	255	196
Total trade, other receivables and other assets	289	289	209
Trade receivables pledged as collateral	2
Continental Africa
Disclosure of operating segments [line items]
Recoverable value added tax	106	61	66
Recoverable fuel duties	38	39	28
Appeal deposits	$ 10	$ 8	$ 1